J.P. Morgan Institutional Funds
Supplement dated August 9, 1999, as applicable to the following Prospectuses:

     J.P. Morgan Institutional Money Market Funds (combined), dated March 1, 1999 as revised July 22, 1999
     J.P. Morgan Institutional Service Money Market Funds (combined), dated March 1, 1999 as revised July 22, 1999
     J.P. Morgan Money Market Reserves Funds (combined), dated May 3, 1999 as revised July 22, 1999


1. The following replaces the second paragraph in the section entitled "Portfolio Management" for all funds except the Tax Exempt Money Market Fund of the J.P. Morgan Institutional Money Market Funds and the J.P. Morgan Institutional Service Money Market Funds prospectuses dated March 1, 1999 as revised July 22, 1999:

                  The portfolio management team is led by Robert R. Johnson, vice president, who has been on the team since the fund's inception and has been at J.P. Morgan since 1988, and by John Donohue, vice president, who has been on the team since joining J.P. Morgan in June of 1997. Prior to managing this fund, Mr. Donahue was an Institutional Money Market Portfolio Manager at Goldman Sachs & Co.


2. The following replaces the second paragraph in the section entitled "Portfolio Management" for the Tax Exempt Money Market Fund of the J.P. Morgan Institutional Money Market Funds and the J.P. Morgan Institutional Service Money Market Funds prospectuses dated March 1, 1999 as revised July 22, 1999:

                  The portfolio management team is led by Richard Oswald, vice president, who has been on the team since joining Morgan in October of 1996. Prior to managing this fund, Mr. Oswald served as Treasurer of CBS and President of its finance unit.


3. The following replaces the second paragraph in the section entitled "Portfolio Management" for all funds of the J.P. Morgan Money Market Reserves Funds prospectus dated May 3, 1999 as revised July 22, 1999:

                  The portfolio management team is led by Robert R. Johnson, vice president, who has been on the team since the fund's inception and has been at J.P. Morgan since 1988, and by John Donohue, vice president, who has been on the team since joining J.P. Morgan in June of 1997. Prior to managing this fund, Mr. Donahue was an Institutional Money Market Portfolio Manager at Goldman Sachs & Co.